CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (DEFICIENCY) (Unaudited) (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, amount at Dec. 31, 2009	$ 3,386	$ 352	$ 19,622,469	$ (17,956,843)	$ 1,669,364
Beginning Balance, shares at Dec. 31, 2009	3,386,454	351,535
Stock based compensation			34,809		34,809
Beneficial conversion charge			316,847		316,847
Cashless exercise of warrants					0
Conversion of notes payable and accrued interest					0
Net loss				(5,947,712)	(5,947,712)
Ending Balance, amount at Dec. 31, 2010	3,386	352	19,974,125	(23,904,555)	(3,926,692)
Beginning Balance, shares at Dec. 31, 2010	3,386,454	351,535
Stock based compensation			22,947		22,947
Beneficial conversion charge			556,418		556,418
Cashless exercise of warrants		57,054
Cashless exercise of warrants		57	(57)		0
Conversion of notes payable	4,835,224
Conversion of notes payable and accrued interest	4,836		9,631,767	0	9,636,603
Net loss				(5,903,460)	(5,903,460)
Ending Balance, amount at Dec. 31, 2011	8,222	409	30,185,200	(29,808,015)	385,816
Ending Balance, shares at Dec. 31, 2011	8,221,678	408,589
Stock based compensation			408,544		408,544
Conversion of notes payable and accrued interest					0
Common stock issued to shell company as part of reverse merger, Shares		53,033
Common stock issued to shell company as part of reverse merger, Amount		53	(53)		0
Conversion of preferred shares and accumulated dividends, Amount	(8,222)	2,364	5,858		0
Conversion of preferred shares and accumulated dividends, Shares	(8,221,678)	2,364,553
Conversion of notes payable and accrued interest into common stock in private placement, Amount		27	262,713		262,740
Conversion of notes payable and accrued interest into common stock in private placement, Shares		27,369
Common stock sold in private placement, net of expenses, Amount		1,801	15,597,915		15,599,716
Common stock sold in private placement, net of expenses, Shares		1,800,759
Effects of change in par value from $0.001 to $0.0001 as a result of the reverse merger			(4,189)		(4,189)
Net loss				(5,049,776)	(5,049,776)
Ending Balance, amount at Sep. 30, 2012	$ 0	$ 465	$ 46,464,366	$ (34,857,791)	$ 11,607,040
Ending Balance, shares at Sep. 30, 2012	0	4,654,303